KEY MANAGEMENT COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Key Management Compensation [Abstract]
Disclosure of detailed information about management compensation [Table Text Block]
For the year ended December 31,	2022	2021
	$	$
Salaries and director fees	2,284,846	1,580,676
Share-based payments	2,309,506	1,128,330

KEY MANAGEMENT COMPENSATION	4,594,352	2,709,006